Aug. 31, 2020
Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6 | Neuberger Berman Mid Cap Intrinsic Value Fund
Neuberger Berman Equity Funds®
Neuberger Berman Mid Cap Intrinsic Value Fund
Supplement to the Summary Prospectuses and Prospectuses, each dated December 15, 2020, as amended and supplemented

Neuberger Berman Advisers Management Trust®
Mid Cap Intrinsic Value Portfolio
Supplement to the Summary Prospectuses and Prospectuses, each dated May 1, 2021, as amended and supplemented

Effective immediately, the following changes apply to the Summary Prospectuses and Prospectuses for each of Neuberger Berman Mid Cap Intrinsic Value Fund and Mid Cap Intrinsic Value Portfolio:

(a) The following is added as the second sentence to the sixth paragraph of the “Principal Investment Strategies” section of the Summary Prospectuses and Prospectuses for each of Neuberger Berman Mid Cap Intrinsic Value Fund and Mid Cap Intrinsic Value Portfolio:

The Fund may also invest in real estate investment trusts (“REITs”).

(b) The following is added to the “Principal Investment Risks” section of the Summary Prospectuses and Prospectuses for each of Neuberger Berman Mid Cap Intrinsic Value Fund and Mid Cap Intrinsic Value Portfolio:

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows individuals and certain other non-corporate entities a deduction for 20% of qualified REIT dividends. Regulations provide that a regulated investment company can pass the character of its qualified REIT dividends through to its shareholders. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

The date of this supplement is June 17, 2021.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com